Annual Total Returns - Voya Multi-Manager International Small Cap Fund (Class A C I and W Shares) [BarChart] - Class A C I and W Shares - Voya Multi-Manager International Small Cap Fund - Class A	Feb. 28, 2021
Bar Chart Table:
2011	(17.66%)
2012	20.20%
2013	28.50%
2014	(6.11%)
2015	7.99%
2016	(0.75%)
2017	34.93%
2018	(22.05%)
2019	24.26%
2020	15.37%